Equity (Dividend Restrictions - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Of Dividends [Line Items]
In-kind dividend	$ 0	$ 35	$ 0
Parent Company
Disclosure Of Dividends [Line Items]
In-kind dividend		113
New England Life Insurance Company
Disclosure Of Dividends [Line Items]
Total amount of dividend pre-approved by regulatory agency		114
In-kind dividend		113
Non-insurance subsidiaries of Metropolitan Life Insurance Company
Disclosure Of Dividends [Line Items]
Cash dividends paid to Metropolitan Life Insurance Company by its non-insurance subsidiaries	$ 159	$ 95